Note 26 - Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other provisions [text block]

Reconciliation of site restoration provision	2019	2018
Balance at January 1	3,309	3,797
Reclassified to Liabilities associated with assets held for sale	-	(602)
Foreign exchange movement	-	(97)
Unwinding of discount	20	20
Rehabilitation performed	-	(54)
Change in estimate during the year
- adjusted through profit or loss	-	84
- adjustment capitalised in Property, plant and equipment	17	161
Balance at December 31	3,346	3,309